Financial income and expense	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Financial income and expense
24.	Financial income and expense
Financial income

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Interest income
Financial assets measured at AC	7,610	6,996	22,399
Dividends
Financial assets measured at FVOCI	1,566	2,792	3,488
Gain on revaluation of equity instruments
Financial assets measured at FVPL * 2	61,259	—	—
Other	13,357	9,516	5,171

Total	83,792	19,304	31,058

Financial expenses

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Interest expense
Financial liabilities measured at AC	5,916	6,377	16,016
Other	8,292	8,223	10,382
Foreign exchange loss, net * 1	16,191	1,612	14,489
Loss on revaluation of equity instruments
Financial assets measured at FVPL * 2	—	66,177	4,623
Other	10,683	21,751	13,441

Total	41,082	104,140	58,951

*1	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.

* 2
Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, net of costs to be paid to Sony’s artists and distributed labels, owned as of March 31, 2021, March 31, 2022 and March 31, 2023 resulted in an unrealized gain of 51,310 million yen (480 million U.S. dollars), an unrealized loss of 45,017 million yen (395 million U.S. dollars), and an unrealized loss of 7,787 million yen (58 million U.S. dollars), respectively.